Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets allocated [Abstract]
Contracted concessional assets	$ 8,161,129	$ 8,549,181
Investments carried under the equity method	139,925	53,419	$ 55,784
Current financial investments	218,577	240,834
Cash and cash equivalents (project companies)	562,795	631,542	669,387	$ 594,811
Total assets	9,659,815	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,852,348	5,091,114	5,475,208
Grants and other liabilities	1,641,752	1,658,126
Long-term and short-term corporate debt	723,791	684,073
Total liabilities	7,944,959	8,162,919
Equity	1,714,856	1,756,112	$ 1,895,453	$ 1,959,111
Total liabilities and equity	9,659,815	9,919,031
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,644,024	6,998,020
Investments carried under the equity method	77,549	10,257
Current financial investments	13,798	15,396
Cash and cash equivalents (project companies)	421,198	453,096
Total assets	7,156,568	7,476,769
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,658,507	3,868,626
Grants and other liabilities	1,634,361	1,656,146
Total liabilities	5,292,868	5,524,772
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	559,069	580,997
Investments carried under the equity method	17,154	0
Current financial investments	148,723	147,192
Cash and cash equivalents (project companies)	11,850	45,625
Total assets	736,796	773,814
Liabilities allocated [Abstract]
Long-term and short-term project debt	529,350	545,123
Grants and other liabilities	146	161
Total liabilities	529,495	545,284
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	872,757	882,980
Investments carried under the equity method	0	0
Current financial investments	28,237	61,102
Cash and cash equivalents (project companies)	53,868	14,043
Total assets	954,862	958,125
Liabilities allocated [Abstract]
Long-term and short-term project debt	640,160	647,820
Grants and other liabilities	6,517	1,025
Total liabilities	646,677	648,845
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	85,280	87,184
Investments carried under the equity method	45,222	43,162
Current financial investments	18,373	15,562
Cash and cash equivalents (project companies)	9,548	11,686
Total assets	158,423	157,594
Liabilities allocated [Abstract]
Long-term and short-term project debt	24,331	29,545
Grants and other liabilities	728	794
Total liabilities	25,059	30,339
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,161,129	8,549,181
Investments carried under the equity method	139,925	53,419
Current financial investments	209,131	239,252
Cash and cash equivalents (project companies)	496,464	524,450
Total assets	9,006,649	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,852,348	5,091,114
Grants and other liabilities	1,641,752	1,658,126
Total liabilities	6,494,100	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	239,553	188,736
Other current assets (including cash and cash equivalents at holding company level)	413,613	363,993
Total assets	653,166	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	723,791	684,073
Other non-current liabilities	564,855	523,827
Other current liabilities	162,213	205,779
Total liabilities	1,450,859	1,413,679
Equity	1,714,856	1,756,112
Total liabilities and equity	$ 3,165,715	$ 3,169,791